Schedule of changes in value of options (Details) - Put option - SAAG [member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Balance	R$ 536	R$ 483
Adjustment to fair value	100	53	R$ 64
Balance	R$ 636	R$ 536	R$ 419